DEFERRED REVENUES AND OTHER LIABILITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturity analysis:
Less than one year	$ 234	$ 265
One to five years	284	269
Total lease commitments	518	534
Impact of discounting remaining lease payments	(47)	(46)
Lease liabilities as of December 31, 2022:	471	488
Current	232	234
Non-current	239	254
Total	$ 471	$ 488